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                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED JUNE 29, 2009
                                      TO
               PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement describes changes to the prospectuses for Class VA, L, L - 4 Year, C, and XC variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

I. GUARANTEED WITHDRAWAL BENEFITS

In the "LIVING BENEFITS" section of the Class VA, L, L - 4 Year, and XC prospectuses, under "Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit - Managing Your Withdrawals," replace the second and third sentences with the following:

   To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced.

In the "LIVING BENEFITS" section of the Class VA, L, L - 4 Year, and XC prospectuses, under "Guaranteed Withdrawal Benefits - Description of the Guaranteed Withdrawal Benefit I," add the following at the end of the second paragraph:

   and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

II.METLIFE INVESTORS DESCRIPTION

In the "OTHER INFORMATION" section of the prospectus, under the "MetLife Investors" heading:

    . replace the second paragraph with the following: "We are licensed to do business in the District of Columbia and all states except New York."; and

    . delete the last paragraph (regarding membership in the Insurance Marketplace Standards Association).

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 5 Park Plaza, Suite 1900                           Telephone: (800) 343-8496
 Irvine, CA 92614

                                                                SUPP-MOCL0609

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED JUNE 29, 2009
                                      TO
                         PROSPECTUS DATED MAY 1, 2009

This supplement describes changes to the prospectus for the Class AA variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 562-2027 to request a free copy.

I. GUARANTEED WITHDRAWAL BENEFITS

In the "LIVING BENEFITS" section of the prospectus, under "Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit
- Managing Your Withdrawals," replace the second and third sentences with the following:

   To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced.

In the "LIVING BENEFITS" section of the prospectus, under "Guaranteed Withdrawal Benefits - Description of the Guaranteed Withdrawal Benefit I," add the following at the end of the second paragraph:

   and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

II.METLIFE INVESTORS DESCRIPTION

In the "OTHER INFORMATION" section of the prospectus, under the "MetLife Investors" heading:

    . replace the second paragraph with the following: "We are licensed to do business in the District of Columbia and all states except New York."; and

    . delete the last paragraph (regarding membership in the Insurance Marketplace Standards Association).

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 5 Park Plaza, Suite 1900                           Telephone: (888) 562-2027
 Irvine, CA 92614

                                                                  SUPP-AA0609

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                      METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED JUNE 29, 2009
                                       TO
                         PROSPECTUSES DATED MAY 1, 2009

This supplement describes changes to the prospectuses for Class A and B variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

I.     MINIMUM GUARANTEED INTEREST RATE

In "THE ANNUITY CONTRACT" section of the prospectuses, in the fifth paragraph, change the sentence "The minimum interest rate depends on the year your contract is issued but will not be less than 1%" to "The minimum interest rate depends on the date your contract is issued but will not be less than 1%."

II.    METLIFE INVESTORS DESCRIPTION

In the "OTHER INFORMATION" section of the prospectuses, under the "MetLife Investors" heading:

       . replace the second paragraph with the following: "We are licensed to do business in the District of Columbia and all states except New York."; and

       . delete the last paragraph (regarding membership in the Insurance
         Marketplace Standards Association).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 709-2811
Irvine, CA 92614

                                                                   SUPP-MOAB0609

                      METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED JUNE 29, 2009
                       TO PROSPECTUSES DATED MAY 1, 2009

This supplement describes changes to the features of the optional LIS Plus rider that will be effective for Class A and B variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). These changes are effective for contracts issued in the state of Florida based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after July 13, 2009.

In order to receive the current version of this optional rider, applications and necessary information must be received by our MetLife Annuity Service Center, in good order, before the close of the New York Stock Exchange on July 10, 2009.

This supplement also describes changes to other sections of the prospectuses. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

I.     CHANGES TO THE LIS PLUS RIDER

For contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after July 13, 2009, the following changes will apply to the LIS Plus rider:

    . The LIS Annuity Table specified in your contract will be calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85.

    . Annual Increase Amount: The annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday, and 0% per year thereafter.

    . Withdrawal adjustments are accumulated at the annual increase rate of 5% per year through the contract anniversary prior to the owner's 91st birthday, and 0% per year thereafter and withdrawal adjustments in a contract year are determined on a dollar for dollar basis if total partial withdrawals in a contract year are 5% or less of the Annual Increase Amount on the previous contract anniversary.

    . If you exercise the LIS Plus rider, you must elect to receive annuity payments under one of the following fixed annuity payment options:

           1.  Life annuity with 5 years of annuity payments guaranteed; or

           2. Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years.

    . The LIS Plus payout rates are enhanced to equal or exceed 5.5% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after

                                                                SUPP-MOABFL0609
        your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed.

    . The LIS Plus payout rates are enhanced to equal or exceed 5% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed.

II.    MINIMUM GUARANTEED INTEREST RATE

In "THE ANNUITY CONTRACT" section of the prospectuses, in the fifth paragraph, change the sentence "The minimum interest rate depends on the year your contract is issued but will not be less than 1%" to "The minimum interest rate depends on the date your contract is issued but will not be less than 1%."

III.   METLIFE INVESTORS DESCRIPTION

In the "OTHER INFORMATION" section of the prospectuses, under the "MetLife Investors" heading:

    . replace the second paragraph with the following: "We are licensed to do business in the District of Columbia and all states except New York."; and

    . delete the last paragraph (regarding membership in the Insurance Marketplace Standards Association).

          THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 709-2811
Irvine, CA 92614

                      METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED JUNE 29, 2009
                                       TO
             STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2009

This supplement modifies information in the Statements of Additional Information ("SAIs") dated May 1, 2009 for variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

METLIFE INVESTORS DESCRIPTION

In the "COMPANY" section of the SAI:

    . replace the fourth paragraph with the following: "We are licensed to do business in the District of Columbia and all states except New York."; and

    . delete the last paragraph (regarding membership in the Insurance
      Marketplace Standards Association).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 343-8496
Irvine, CA 92614

                                                                  SUPP-SAIMO0609